The Company (Details) - USD ($)			12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Number of share issued. value		$ 360,000		$ 360,000	$ 16,080,000
Dragon Jade Medical Company Limited [Member ]
Number of share issued. value	$ 900,000
Number of share issued. shares	3,000
Alpha Ultimate Ltd. ("AUL") [Member]
Date of incorporation/ establishment			Apr. 11, 2012
Place of incorporation/ registration and operation			Hong Kong
Percentage of equity interest attributable to the Company			100.00%
Principal activities			Health supplement trading
United Century Holdings Ltd. ("UCHL") [Member]
Date of incorporation/ establishment			Mar. 02, 2012
Place of incorporation/ registration and operation			BVI
Percentage of equity interest attributable to the Company			100.00%
Principal activities			Investment holding
United Asia Medical Network Company Limited ("UAM") [Member]
Date of incorporation/ establishment			May 06, 1998
Place of incorporation/ registration and operation			Hong Kong
Percentage of equity interest attributable to the Company			98.49%
Principal activities			Health supplement trading
Montrose Food & Wine H.K. Limited ("Montrose HK") [Member]
Date of incorporation/ establishment			Jun. 30, 1989
Place of incorporation/ registration and operation			Hong Kong
Percentage of equity interest attributable to the Company			100.00%
Principal activities			Fine wine distribution
Montrose Fine Wines (Macau) Limited (‘Montrose Macau”) [Member]
Date of incorporation/ establishment			Mar. 28, 2013
Place of incorporation/ registration and operation			Macau SAR
Percentage of equity interest attributable to the Company			100.00%
Principal activities			Inactive
Montrose Fine Wines Beijing Limited (“Montrose Beijing”) [Member]
Date of incorporation/ establishment			Sep. 07, 2017
Place of incorporation/ registration and operation			PR China
Percentage of equity interest attributable to the Company			100.00%
Principal activities			Inactive